Document and Entity Information	Apr. 26, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	GOLDMAN SACHS GROUP INC
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000886982
Document Type	8-K
Document Period End Date	Apr. 26, 2023
Entity File Number	001-14965
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	13-4019460
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10282
City Area Code	(212)
Local Phone Number	902-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $.01 per share
Trading Symbol	GS
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In A Share Of Floating Rate Not Cumulative Preferred Stock Series A 5 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series A
Trading Symbol	GS PrA
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In A Share Of Floating Rate Not Cumulative Preferred Stock Series C 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series C
Trading Symbol	GS PrC
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In A Share Of Floating Rate Not Cumulative Preferred Stock Series D 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series D
Trading Symbol	GS PrD
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In A Share Of 5.50 Fixed To Floating Rate Not Cumulative Preferred Stock Series J 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of 5.50% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series J
Trading Symbol	GS PrJ
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In A Share Of 6.375 Fixed To Floating Rate Not Cumulative Preferred Stock Series K 4 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of 6.375% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series K
Trading Symbol	GS PrK
Security Exchange Name	NYSE
M 5.793 Fixed To Floating Rate Normal Automatic Preferred Enhanced Capital Securities Of Goldman Sachs Capital Ii [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.793% Fixed-to-Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II
Trading Symbol	GS/43PE
Security Exchange Name	NYSE
Floating Rate Normal Automatic Preferred Enhanced Capital Securities Of Goldman Sachs Capital Iii [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III
Trading Symbol	GS/43PF
Security Exchange Name	NYSE
Medium Term Notes Series F Callable Fixed And Floating Rate Notes Due March 2031 Of Gs Finance Corp [Member]
Document And Entity Information [Line Items]
Security 12b Title	Medium-Term Notes, Series F, Callable Fixed and Floating Rate Notes due March 2031 of GS Finance Corp.
Trading Symbol	GS/31B
Security Exchange Name	NYSE
Medium Term Notes Series F Callable Fixed And Floating Rate Notes Due May 2031 Of Gs Finance Corp [Member]
Document And Entity Information [Line Items]
Security 12b Title	Medium-Term Notes, Series F, Callable Fixed and Floating Rate Notes due May 2031 of GS Finance Corp.
Trading Symbol	GS/31X
Security Exchange Name	NYSE